Related party transactions (Details) $ in Millions	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)
Statement [Line Items]
Total related party transactions	$ 2,756,000,000		$ (2,833,000,000)
Total related party transactions		$ (1,647)	384,000,000
Borrowings [Member]
Statement [Line Items]
Total related party transactions	(220,000,000)		(268,000,000)
Trade And Other Receivables [Member]
Statement [Line Items]
Total related party transactions	8,285,000,000		8,983,000,000
Trade And Other Payables [Member]
Statement [Line Items]
Total related party transactions	(11,007,000,000)		(8,971,000,000)
Investments In Financial Asset [member]
Statement [Line Items]
Total related party transactions	$ 1,295,000,000		$ 640,000,000